Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	£ 3,011	£ 3,167
Present value of defined benefit obligation	(2,534)	(2,683)
Net pension asset/ (liability)	477	484
Other post-retirement medical benefit obligation	(19)	(21)
Other pension accruals	(8)	(8)
Net retirement benefit asset	450	455
Retirement benefit assets	491	499
Retirement benefit obligations	(41)	(44)
UK Group plan [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	2,927	3,060
Present value of defined benefit obligation	(2,443)	(2,569)
Net pension asset/ (liability)	484	491
Other funded plans [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	84	107
Present value of defined benefit obligation	(77)	(99)
Net pension asset/ (liability)	7	8
Other unfunded plans [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	0	0
Present value of defined benefit obligation	(14)	(15)
Net pension asset/ (liability)	£ (14)	£ (15)